Income Tax Expense Continuing Operations - Summary of Deferred Tax (Income)/Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Current tax
Total current tax expense	€ 321	€ 448		€ 320
Deferred tax
Total deferred tax (income)	(266)	(17)		(44)
Income tax reported in the Consolidated Income Statement	55	431	[1]	276	[1]
Derivative Financial Instruments [Member]
Deferred tax
Total deferred tax (income)	2	1		1
Retirement Benefit Obligations [member]
Deferred tax
Total deferred tax (income)	16	8		7
Share-based Payment Expense [Member]
Deferred tax
Total deferred tax (income)	(4)	(11)		(8)
Other items (including deferred tax credit associated with the Tax Cuts and Jobs Act and other timing differences)
Deferred tax
Total deferred tax (income)	(280)	(15)		(44)
Republic of Ireland [Member]
Current tax
Total current tax expense	9	5
Overseas [Member]
Current tax
Total current tax expense	€ 312	€ 443		€ 320

[1]	1 Restated to show the results of our Americas Distribution segment in discontinued operations. See note 2 for further details.